FINANCIAL INSTRUMENTS - Fair Value and Change in the Fair Value of Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SPPI
Disclosure of financial assets [line items]
Fair value asset	$ 2,523	$ 64
Change in fair value	2	1
SPPI | Bonds
Disclosure of financial assets [line items]
Fair value asset	1,884	43
Change in fair value	2	1
SPPI | Equity
Disclosure of financial assets [line items]
Fair value asset	0	0
Change in fair value	0	0
SPPI | Loans and receivables
Disclosure of financial assets [line items]
Fair value asset	639	21
Change in fair value	0	0
Non-SPPI
Disclosure of financial assets [line items]
Fair value asset	2,420	1,128
Change in fair value	2	0
Non-SPPI | Bonds
Disclosure of financial assets [line items]
Fair value asset	2,023	1,125
Change in fair value	2	0
Non-SPPI | Equity
Disclosure of financial assets [line items]
Fair value asset	397	3
Change in fair value	0	0
Non-SPPI | Loans and receivables
Disclosure of financial assets [line items]
Fair value asset	0	0
Change in fair value	$ 0	$ 0